Financial risk management - Market risk, Sensitivity analysis (Details) - BRL (R$) R$ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Scenario I | IPCA Coupon
Disclosure of risk management strategy related to hedge accounting [line items]
Change in profit or loss by increase (decrease) in risk factor	R$ (4,046)	R$ (3,085)
Scenario I | IGP-M Coupon
Disclosure of risk management strategy related to hedge accounting [line items]
Change in profit or loss by increase (decrease) in risk factor	(17)	(21)
Scenario I | Pre fixed interest rate
Disclosure of risk management strategy related to hedge accounting [line items]
Change in profit or loss by increase (decrease) in risk factor	(1,671)	(470)
Scenario I | TR Coupon
Disclosure of risk management strategy related to hedge accounting [line items]
Change in profit or loss by increase (decrease) in risk factor	(900)	(850)
Scenario I | USD coupon [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Change in profit or loss by increase (decrease) in risk factor	(5)
Scenario II | IPCA Coupon
Disclosure of risk management strategy related to hedge accounting [line items]
Change in profit or loss by increase (decrease) in risk factor	(512,831)	(421,495)
Scenario II | IGP-M Coupon
Disclosure of risk management strategy related to hedge accounting [line items]
Change in profit or loss by increase (decrease) in risk factor	(2,003)	(2,949)
Scenario II | Pre fixed interest rate
Disclosure of risk management strategy related to hedge accounting [line items]
Change in profit or loss by increase (decrease) in risk factor	(439,281)	(162,809)
Scenario II | TR Coupon
Disclosure of risk management strategy related to hedge accounting [line items]
Change in profit or loss by increase (decrease) in risk factor	(193,964)	(188,954)
Scenario II | USD coupon [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Change in profit or loss by increase (decrease) in risk factor	(489)
Scenario III | IPCA Coupon
Disclosure of risk management strategy related to hedge accounting [line items]
Change in profit or loss by increase (decrease) in risk factor	(955,548)	(784,028)
Scenario III | IGP-M Coupon
Disclosure of risk management strategy related to hedge accounting [line items]
Change in profit or loss by increase (decrease) in risk factor	(3,848)	(5,542)
Scenario III | Pre fixed interest rate
Disclosure of risk management strategy related to hedge accounting [line items]
Change in profit or loss by increase (decrease) in risk factor	(837,480)	(338,073)
Scenario III | TR Coupon
Disclosure of risk management strategy related to hedge accounting [line items]
Change in profit or loss by increase (decrease) in risk factor	(343,490)	R$ (334,415)
Scenario III | USD coupon [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Change in profit or loss by increase (decrease) in risk factor	R$ (988)